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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirius Advisors LLC
                 -------------------------------
   Address:      820 Manhattan Ave. Suite 202
                 -------------------------------
                 Manhattan Beach, CA 90266
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Garrett M. Wilson
         -------------------------------
Title:   President
         -------------------------------
Phone:   (310)492-5114
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Garrett M. Wilson          Manhattan Beach, CA    February 14, 2006
   -----------------------------    ---------------------   -----------------
           [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0
                                     --------------------

Form 13F Information Table Entry Total: 23
                                        --------------------

Form 13F Information Table Value Total: $ 277,687
                                        --------------------
                                            (thousands)


List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES OR SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS CUSIP     (X$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                    COM            00817Y108    8488      90000 SH        SOLE      0       90000       0    0
AMEDISYS INC                     COM            023436108    4839     114560 SH        SOLE      0      114560       0    0
AMGEN INC                        COM            031162100   42939     544500 SH        SOLE      0      544500       0    0
ARTHROCARE CORP                  COM            043136100    8302     197000 SH        SOLE      0      197000       0    0
BIOMET INC                       COM            090613100    6400     175000 SH        SOLE      0      175000       0    0
BOSTON SCIENTIFIC CORP           COM            101137107    6490     265000 SH        SOLE      0      265000       0    0
CAREMARK RX INC                  COM            141705103   16630     321100 SH        SOLE      0      321100       0    0
COMMUNITY HEALTH SYS INC NEW     COM            203668108    8818     230000 SH        SOLE      0      230000       0    0
CONOR MEDSYSTEMS INC             COM            208264101    1935     100000 SH        SOLE      0      100000       0    0
COOPER COS INC                   COM NEW        216648402    2565      50000 SH        SOLE      0       50000       0    0
COVENTRY HEALTH CARE INC         COM            222862104    7262     127500 SH        SOLE      0      127500       0    0
DADE BEHRING HLDGS INC           COM            23342J206    6829     167000 SH        SOLE      0      167000       0    0
DJ ORTHOPEDICS INC               COM            23325G104    4918     178300 SH        SOLE      0      178300       0    0
HEALTHEXTRAS INC                 COM            422211102    5622     224000 SH        SOLE      0      224000       0    0
LABORATORY CORP AMER HLDGS       COM NEW        50540R409    5385     100000 SH        SOLE      0      100000       0    0
MCKESSON CORP                    COM            58155Q103    8564     166000 SH        SOLE      0      166000       0    0
MEDCO HEALTH SOLUTIONS INC       COM            58405U102   14357     257300 SH        SOLE      0      257300       0    0
MERCK & CO INC                   COM            589331107   40481    1272600 SH        SOLE      0     1272600       0    0
OMNICARE INC                     COM            681904108   12257     214200 SH        SOLE      0      214200       0    0
ORASURE TECHNOLOGIES INC         COM            68554V108    5292     600000 SH        SOLE      0      600000       0    0
SCHERING PLOUGH CORP             COM            806605101   49070    2353500 SH        SOLE      0     2353500       0    0
SFBC INTL INC                    COM            784121105    2402     150000 SH        SOLE      0      150000       0    0
SYNERON MEDICAL LTD              ORD SHS        M87245102    7842     247000 SH        SOLE      0      247000       0    0